Information by Industry Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 1,474,612		$ 1,722,489		$ 1,605,316
Operating Income (Loss)	(32,370)		23,882		(3,810)
Depreciation, amortization, and depletion	118,178		125,295		127,367
Capital Spending	59,909		90,272		73,646
Coated and Supercalendered
Segment Reporting Information [Line Items]
Net sales	1,177,050		1,418,817		1,314,961
Operating Income (Loss)	(26,115)	[1]	3,470	[1]	(38,884)	[1]
Depreciation, amortization, and depletion	90,740		98,370		100,902
Capital Spending	57,807		65,227		59,067
Hardwood Market Pulp
Segment Reporting Information [Line Items]
Net sales	140,816		150,111		164,948
Operating Income (Loss)	9,215		33,357		49,267
Depreciation, amortization, and depletion	18,000		17,249		18,313
Capital Spending	(325)	[2]	23,695	[2]	11,017	[2]
Other
Segment Reporting Information [Line Items]
Net sales	156,746		153,561		125,407
Operating Income (Loss)	(15,470)		(12,945)		(14,193)
Depreciation, amortization, and depletion	9,438		9,676		8,152
Capital Spending	$ 2,427		$ 1,350		$ 3,562

[1]	Included here is the effect of $102.4 million in Restructuring charges, offset by $60.6 million in Other operating income, recognized in 2012, which is entirely attributable to the coated papers segment.
[2]	Included here is the effect, attributable to the pulp segment, of a $14.7 million cash inflow from governmental grants associated with a renewable energy project at our mill in Quinnesec, Michigan, due to spending in 2011.